Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	AutoNavi Holdings Ltd
Entity Central Index Key	0001489895
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 151,543	$ 199,696
Restricted cash	835
Term deposits	64,686
Accounts receivable, net of allowance for doubtful accounts of $823 and $1,859 as of December 31, 2011 and 2012, respectively	45,985	36,273
Due from related parties, trading	4,749	1,056
Due from related parties, non-trading	3	221
Prepaid expense and other current assets	7,840	5,725
Deferred tax assets-current	1,838	1,355
Total current assets	277,479	244,326
Properties and equipment, net	47,120	49,245
Prepayment for acquisition of property	8,677
Equity method investments	4,164	4,442
Prepaid consideration in connection with equity investment		183
Acquired intangible assets, net	5,004	6,855
Goodwill	8,837	8,747
Deferred tax assets-non-current	150	224
Other long term assets	373	445
TOTAL ASSETS	351,804	314,467
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $2,358 and $2,124 as of December 31, 2011 and 2012, respectively)	2,124	2,364
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $5,567 and $13,907 as of December 31, 2011 and 2012, respectively)	14,630	7,328
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $23,944 and $26,230 as of December 31, 2011 and 2012, respectively)	29,613	26,071
Income tax payable (including income taxes payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $7,394 and $10,082 as of December 31, 2011 and 2012, respectively)	10,417	7,481
Total current liabilities	56,784	43,244
Non-current liabilities
Deferred tax liability-non-current (including deferred tax liability of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $1,191 and $862 as of December 31, 2011 and 2012, respectively)	966	1,345
Total liabilities	57,750	44,589
Commitments (Note 21)
AutoNavi Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value; 460,000,000 shares authorized; 195,837,580 and 196,979,163 shares issued, and 191,473,716 and 185,568,940 shares outstanding as of December 31, 2011 and 2012, respectively)	19	19
Additional paid-in capital	189,373	175,726
Treasury stock	(29,164)
Statutory reserve	11,668	9,363
Retained earnings	95,715	61,517
Accumulated other comprehensive income	20,546	18,262
Total AutoNavi Holdings Limited shareholders' equity	288,157	264,887
Noncontrolling interest	5,897	4,991
Total equity	294,054	269,878
TOTAL LIABILITIES AND EQUITY	$ 351,804	$ 314,467

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 1,859	$ 823
Accounts payable	2,124	2,364
Deferred revenue	14,630	7,328
Accrued expenses and other current liabilities	29,613	26,071
Income tax payable	10,417	7,481
Deferred tax liability-non-current	966	1,345
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	196,979,163	195,837,580
Ordinary shares, shares outstanding (in shares)	185,568,940	191,473,716
Consolidated Variable Interest Entities Without Recourse To The Parent Company
Accounts payable	2,124	2,358
Deferred revenue	26,230	23,944
Accrued expenses and other current liabilities	26,230	23,944
Income tax payable	10,082	7,394
Deferred tax liability-non-current	$ 862	$ 1,191

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 163,241	$ 129,749	$ 87,550
Business tax	(3,548)	(2,789)	(1,785)
Net revenues	159,693	126,960	85,765
Cost of revenues	(43,019)	(35,021)	(28,328)
Gross profit	116,674	91,939	57,437
Operating expenses
Research and development	(35,581)	(23,720)	(12,732)
Selling and marketing	(24,958)	(16,428)	(9,335)
General and administrative	(20,322)	(15,114)	(12,769)
Impairments of intangible assets		(19)
Total operating expenses	(80,861)	(55,281)	(34,836)
Government subsidies	3,111	163	748
Operating income	38,924	36,821	23,349
Gain on re-measurement of fair value of the equity method investment		995
Interest income	6,456	5,226	1,991
Change in fair value of forward contract		2,465	(2,465)
Foreign exchange gains/ (loss)	454	(1,579)	1,504
Other income	342	188	94
Income before income taxes, share of net loss of equity method investment	46,176	44,116	24,473
Income tax expense	(7,214)	(5,086)	(4,041)
Share of net loss of equity method investment, net of tax	(778)	(653)	(238)
Net income	38,184	38,377	20,194
Less: Net income attributable to noncontrolling interest	1,676	1,842	1,059
Net income attributable to AutoNavi Holdings Limited shareholders	36,508	36,535	19,135
Less: Net income attributable to AutoNavi Holdings Limited Series A preferred shareholders			2,282
Net income attributable to AutoNavi Holdings Limited ordinary shareholders	36,508	36,535	16,853
Net income per ordinary share
Basic (in dollars per share)	$ 0.19	$ 0.19	$ 0.11
Diluted (in dollars per share)	$ 0.18	$ 0.18	$ 0.1
Weighted average number of shares used in calculating net income per ordinary share
Basic (in shares)	190,853,540	190,132,407	149,684,032
Diluted (in shares)	201,168,386	201,230,735	182,696,079
Other comprehensive income, net of tax
Foreign currency translation adjustment	2,338	7,013	3,635
Comprehensive income	40,522	45,390	23,829
Less: comprehensive income attributable to noncontrolling interest	1,730	2,042	1,168
Comprehensive income attributable to AutoNavi Holdings Limited shareholders	38,792	43,348	22,661
Cost of revenues
Share-based compensation expense included in
Allocated Share-based Compensation Expense	221	232	608
Research and development
Share-based compensation expense included in
Allocated Share-based Compensation Expense	3,785	2,464	1,559
Selling and marketing
Share-based compensation expense included in
Allocated Share-based Compensation Expense	4,651	1,705	1,324
General and administrative
Share-based compensation expense included in
Allocated Share-based Compensation Expense	$ 3,879	$ 961	$ 2,966

CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total AutoNavi Holdings Limited shareholders' equity	Ordinary shares	Additional paid-in capital	Treasury Stock	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 50,571	$ 48,322	$ 11	$ 25,178		$ 3,712	$ 11,498	$ 7,923	$ 2,249
Balance (in shares) at Dec. 31, 2009	108,247,000		108,247,000
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						2,610	(2,610)
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO"),	39,326	39,326	4	39,322
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO"), (in shares)			40,000,000
Issuance of ordinary shares upon IPO, net of $12,171 offering cost	98,051	98,051	3	98,048
Issuance of ordinary shares upon IPO (in shares)			35,175,000
Vesting of nonvested shares			1	(1)
Vesting of nonvested shares (in shares)			4,851,000
Issuance of ordinary shares in connection with exercise of share options	128	128		128
Issuance of ordinary shares in connection with exercise of share options (in shares)			359,684
Share-based compensation	6,457	6,457		6,457
Net income	20,194	19,135					19,135		1,059
Foreign currency translation adjustment	3,635	3,526						3,526	109
Balance at Dec. 31, 2010	218,362	214,945	19	169,132		6,322	28,023	11,449	3,417
Balance (in shares) at Dec. 31, 2010	188,632,684		188,632,684
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						3,041	(3,041)
Vesting of nonvested shares (in shares)			35,000
Issuance of ordinary shares in connection with exercise of share options	1,232	1,232		1,232
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,806,032
Share-based compensation	5,362	5,362		5,362
Dividends paid to noncontrolling interest of ADF Navigation	(468)								(468)
Net income	38,377	36,535					36,535		1,842
Foreign currency translation adjustment	7,013	6,813						6,813	200
Balance at Dec. 31, 2011	269,878	264,887	19	175,726		9,363	61,517	18,262	4,991
Balance (in shares) at Dec. 31, 2011	191,473,716		191,473,716
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						2,310	(2,310)
Repurchase of shares	(29,164)	(29,164)			(29,164)
Repurchase of shares (in shares)			(10,146,588)
Vesting of nonvested shares (in shares)			1,574,020
Issuance of ordinary shares in connection with exercise of share options	1,111	1,111		1,111
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,667,792
Share-based compensation	12,536	12,536		12,536
Dividends paid to noncontrolling interest of ADF Navigation	(824)								(824)
Disposal of Xuancai	(5)	(5)				(5)
Net income	38,184	36,508					36,508		1,676
Foreign currency translation adjustment	2,338	2,284						2,284	54
Balance at Dec. 31, 2012	$ 294,054	$ 288,157	$ 19	$ 189,373	$ (29,164)	$ 11,668	$ 95,715	$ 20,546	$ 5,897
Balance (in shares) at Dec. 31, 2012	185,568,940	0	185,568,940

CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY
Issuance of ordinary shares upon IPO, offering cost	$ 12,171

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 38,184	$ 38,377	$ 20,194
Adjustments to reconcile net income to net cash provided by operating activities
Share of net loss of equity method investments	778	653	238
Gain on re-measurement of fair value of the equity method investment		(995)
Depreciation and amortization	8,491	7,119	4,139
Provision of allowance for doubtful accounts	1,044	415	313
Loss/(gain) on disposal of properties and equipment	158	(35)	240
Loss on impairment of intangible assets		19
Change in fair value of forward contract		(2,465)	2,465
Share-based compensation	12,536	5,362	6,457
Deferred tax	(784)	(886)	(181)
Changes in operating assets and liabilities
Accounts receivable	(10,333)	(9,777)	(4,609)
Prepaid expenses and other current assets	(2,003)	201	(1,204)
Other long term assets	76	(70)	(13)
Accounts payable	169	256	795
Accrued expense and other current liabilities	3,575	9,476	3,925
Deferred revenue	7,152	(1,031)	2,671
Income tax payable	2,846	2,241	3,099
Due from related parties, trading	(3,643)	(1,029)
Due from related parties, non-trading	60	(60)
Net cash provided by operating activities	58,306	47,771	38,529
Cash flows from investing activities
Decrease/(increase) in restricted cash	(826)	495
(Purchase)/maturity of term deposits	(63,982)	61,175	(62,198)
Payments made for equity method investments	(294)	(688)
Repayment of loans made to related parties	159	1,081	15,623
Purchase of properties and equipment	(4,560)	(10,265)	(23,955)
Prepayment for acquisition of property	(8,677)
Proceeds from disposal of properties and equipment	10	126	75
Considerations paid in business acquisitions (net of cash acquired of $2,148)	(338)	(9,305)
Proceeds from disposal of subsidiaries (net of cash disposed of $4)	67
Net cash (used in)/provided by investing activities	(78,441)	42,619	(70,455)
Cash flows from financing activities
Payment made in connection with repurchase of shares	(29,164)
Cash received from exercise of share options	1,111	1,232	98
Proceeds from issuance of ordinary shares upon IPO			110,222
Offering costs paid in connection with the IPO			(11,117)
Dividends paid to noncontrolling interest of ADF Navigation	(824)	(468)
Net cash provided by/(used in) financing activities	(28,877)	764	99,203
Effect of exchange rate changes	859	5,437	1,112
Net increase/(decrease) in cash and cash equivalents	(48,153)	96,591	68,389
Cash and cash equivalents at the beginning of year	199,696	103,105	34,716
Cash and cash equivalents at the end of year	151,543	199,696	103,105
Supplemental disclosures of cash flow information
Income tax paid	$ 5,150	$ 3,776	$ 1,099

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Considerations paid in business acquisitions, cash acquired	$ 2,148	$ 2,148
Proceeds from disposal of subsidiaries, cash disposed	$ 4

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES	1. ORGANIZATION AND PRINCIPAL ACTIVITIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS	3. BUSINESS COMBINATIONS

REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION	4. REVENUE AND SEGMENT INFORMATION

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET	5. ACCOUNTS RECEIVABLE, NET

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS	6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS	7. EQUITY METHOD INVESTMENTS

PROPERTIES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTIES AND EQUIPMENT, NET
PROPERTIES AND EQUIPMENT, NET	8. PROPERTIES AND EQUIPMENT, NET

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET	9. ACQUIRED INTANGIBLE ASSETS, NET

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL	10. GOODWILL

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES	12. INCOME TAXES

FORWARD CONTRACT	12 Months Ended
Dec. 31, 2012
FORWARD CONTRACT
FORWARD CONTRACT	13. FORWARD CONTRACT

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES	14. ORDINARY SHARES

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES	15. CONVERTIBLE REDEEMABLE PREFERRED SHARES

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE	16. NET INCOME PER SHARE

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT	17. FAIR VALUE MEASUREMENT

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION	18. SHARE-BASED COMPENSATION

PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
PRC CONTRIBUTION PLAN
PRC CONTRIBUTION PLAN	19. PRC CONTRIBUTION PLAN

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS	20. STATUTORY RESERVES AND RESTRICTED NET ASSETS

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
COMMITMENTS	21. COMMITMENTS

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	22. RELATED PARTY TRANSACTIONS

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT	23. SUBSEQUENT EVENT

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Policy 1
Basis of consolidation	Policy 2
Use of estimates	Policy 3
Cash and cash equivalents	Policy 4
Restricted cash	Policy 5
Term deposits	Policy 6
Fair value	Policy 7
Fair value of financial instrument	Policy 8
Accounts receivable	Policy 9
Properties and equipment, net	Policy 10
Equity method investments	Policy 11
Acquired intangible assets with definite lives, net	Policy 12
Impairment of long-lived assets with definite lives	Policy 13
Impairment of goodwill and indefinite-lived intangible assets	Policy 14
Treasury stock	Policy 15
Revenue recognition	Policy 16
Research and development costs	Policy 17
Government subsidies	Policy 18
Operating leases as lessee	Policy 19
Income taxes	Policy 20
Foreign currency translation	Policy 21
Comprehensive income	Policy 22
Concentration of credit risk	Policy 23
Share-based compensation	Policy 24
Net income per share	Policy 25
Accounting pronouncements recently adopted	Policy 26

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries, its VIEs and VIE's subsidiaries	Table 1
Schedule of consolidated financial information of the Group's VIEs and their subsidiaries	Table 2

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of properties and equipment, net	Table 1
Schedule of estimated economic lives of acquired intangible assets with definite lives	Table 2
Total revenues
Concentration of credit risk
Schedule of customers accounting for 10% or more	Table 3
Accounts receivable
Concentration of credit risk
Schedule of customers accounting for 10% or more	Table 4

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
Schedule of unaudited pro forma information of the acquisitions	Table 3
PDAger
BUSINESS COMBINATIONS
Schedule of purchase price allocation	Table 1
Etag
BUSINESS COMBINATIONS
Schedule of purchase price allocation	Table 2

REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
REVENUE AND SEGMENT INFORMATION
Schedule of components of net revenues	Table 1

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net	Table 1
Movement of allowance for doubtful accounts	Table 2

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets	Table 1

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
Schedule of equity method investment	Table 1

PROPERTIES AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTIES AND EQUIPMENT, NET
Schedule of property and equipment, net	Table 1

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of costs and accumulated amortization of acquired intangible assets	Table 1

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of goodwill	Table 1

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities	Table 1

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of preferential tax rates	Table 1
Schedule of income tax expenses from continuing operations	Table 2
Schedule of principal components of deferred income taxes	Table 3
Schedule of reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations	Table 4
Schedule of income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions	Table 5

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of calculation of the net income per share	Table 1
Schedule of securities used for calculation of the weighted average number of ordinary shares diluted	Table 2

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of activity of stock options under the 2007 Share Incentive Plan and the Share Incentive Plan	Table 1
Summary of information regarding the share options	Table 2
Schedule of assumptions used for determining fair value of each option granted	Table 3
Summary of the non-performance based nonvested shares activity	Table 4

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS
Schedule of future minimum lease payments under such non-cancelable leases	Table 1

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of outstanding balances with related parties	Table 1
Schedule of related party transactions	Table 2

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended																	12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AutoNavi BVI	Dec. 31, 2012 AutoNavi Investment	Dec. 31, 2012 AutoNavi Asia	Dec. 31, 2012 AutoNavi Japan	Dec. 31, 2012 AutoNavi Technology	Dec. 31, 2012 AutoNavi Technology Exclusive Technology Consulting and Service Agreements	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent CNY	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent Maximum	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name CNY	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name Maximum	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Know-hows CNY	Dec. 31, 2012 AutoNavi Technology Exclusive Purchase Option Agreements	Dec. 31, 2012 AutoNavi Technology Operating Agreements	Dec. 31, 2012 Etag	Mar. 24, 2011 Etag	Dec. 31, 2012 AutoNavi Software VIE - Primary Beneficiary	Sep. 30, 2006 AutoNavi Software VIE - Primary Beneficiary	Dec. 31, 2012 MapABC Technology VIE - Primary Beneficiary	Sep. 30, 2006 MapABC Technology VIE - Primary Beneficiary	Dec. 31, 2012 ADF Navigation VIE - Primary Beneficiary	Dec. 31, 2012 PDAger VIE - Primary Beneficiary	Dec. 31, 2012 ZKPH VIE - Primary Beneficiary	Dec. 31, 2012 Xingtiandi Technology VIE - Primary Beneficiary	Dec. 31, 2006 Xingtiandi Technology VIE - Primary Beneficiary	Dec. 31, 2012 AutoNavi Xiamen VIE - Primary Beneficiary	Jun. 30, 2007 AutoNavi Xiamen VIE - Primary Beneficiary	Dec. 31, 2012 Yadao Media VIE - Primary Beneficiary	Dec. 31, 2012 Yadao Ads VIE - Primary Beneficiary
Subsidiaries, VIEs and VIE's subsidiaries
Percentage of economic ownership		100.00%	100.00%	100.00%	100.00%	100.00%										100.00%
Percentage of economic ownership in VIE and its subsidiaries																		100.00%		100.00%		61.91%	100.00%	75.00%	100.00%		100.00%		70.00%	70.00%
Ownership interest (as a percent)																	100.00%		100.00%		100.00%					100.00%		100.00%
Limit on the amount of services provided to VIEs	$ 0
Notice period to terminate the agreement							30 days								30 days
Annual license fee to VIEs									50,000		10,000		50,000
Term of agreement								10 years		10 years		10 years
Extension periods allowed								1 year						10 years

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Balance sheet
Total Current assets	$ 277,479	$ 244,326
Income statement and cash flow statement
Net revenues	159,693	126,960	85,765
Net income	36,508	36,535	19,135
Net cash provided by operating activities	58,306	47,771	38,529
Net cash used in investing activities	(78,441)	42,619	(70,455)
Net cash used in financing activities	(28,877)	764	99,203
Number of creditors (or beneficial interest holders) who had recourse to the general credit	0
VIEs and their subsidiaries
Balance sheet
Total Current assets	138,688	96,825
Total assets	187,101	144,986
Total equity attributable to AutoNavi Holdings Limited shareholders	125,762	97,612
Income statement and cash flow statement
Net revenues	134,498	114,054	82,188
Net income	26,719	29,826	22,369
Net cash provided by operating activities	36,792	40,413	10,074
Net cash used in investing activities	(33,687)	(6,597)	(1,845)
Net cash used in financing activities	$ (824)	$ (468)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	835
Term deposits | Minimum
Term deposits
Original maturities	3 months
Term deposits | Maximum
Term deposits
Original maturities	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings
Properties and equipment, net
Estimated useful lives	40 years
Equipment and furniture | Minimum
Properties and equipment, net
Estimated useful lives	2 years
Equipment and furniture | Maximum
Properties and equipment, net
Estimated useful lives	5 years
Software | Minimum
Properties and equipment, net
Estimated useful lives	3 years
Software | Maximum
Properties and equipment, net
Estimated useful lives	5 years
Aerial photogrammetry equipment
Properties and equipment, net
Estimated useful lives	10 years
Vehicles | Minimum
Properties and equipment, net
Estimated useful lives	2 years
Vehicles | Maximum
Properties and equipment, net
Estimated useful lives	8 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition
Number of revenue recognition criteria	4
Post sale obligations other than warranty terms and telephone support to end customers	$ 0
Post contract services provided	0
Number of Companies receiving map data with Non- refundable minimum Licensing fee	1
VAT rebate	14,008,000	10,692,000	7,351,000
VAT rate One (as a percent)	3.00%
VAT rate Two (as a percent)	6.00%
Number of conditions for recognition of government subsidies on receipt basis	0
Government subsidies received	2,181,000	1,610,000	655,000
Government subsidies	$ 3,111,000	$ 163,000	$ 748,000
Minimum
Revenue Recognition
Period available for free support services	1 year
Maximum
Revenue Recognition
Period available for free support services	3 years
Operating licenses | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year 9 months 18 days
Operating licenses | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	7 years
Contract backlog | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year
Contract backlog | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Customer relationship | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 3 months 18 days
Customer relationship | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	8 years
Non-compete agreement | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Non-compete agreement | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	5 years 6 months
Complete technology | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 6 months
Complete technology | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	4 years 9 months 18 days
Content copyright
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 months
Partnership agreement
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	4 years 9 months 18 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues | Customer concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	30.00%	34.00%	34.00%
Total revenues | Customer concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	21.00%	26.00%	29.00%
Total revenues | Customer concentration risk | E
Concentration of credit risk
Concentration of risk (as a percent)	15.00%
Accounts receivable | Credit concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	15.00%	22.00%
Accounts receivable | Credit concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	18.00%	16.00%
Accounts receivable | Credit concentration risk | D
Concentration of credit risk
Concentration of risk (as a percent)	17.00%	10.00%
Accounts receivable | Credit concentration risk | E
Concentration of credit risk
Concentration of risk (as a percent)	13.00%

BUSINESS COMBINATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended				10 Months Ended		0 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Partnership agreement	Mar. 31, 2011 2011 Acquisitions item	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions	Mar. 10, 2011 PDAger	Dec. 31, 2011 PDAger	Dec. 31, 2011 PDAger	Feb. 29, 2012 PDAger	Mar. 10, 2011 PDAger Partnership agreement	Mar. 10, 2011 PDAger Customer relationship	Mar. 10, 2011 PDAger Complete technology	Mar. 10, 2011 PDAger Operating licenses	Dec. 31, 2011 Etag	Mar. 24, 2011 Etag	Mar. 24, 2011 Etag Complete technology	Mar. 24, 2011 Etag Non-compete agreement
BUSINESS COMBINATIONS
Ownership interest (as a percent)						80.00%									100.00%
Cash consideration						$ 8,291	$ 7,953	$ 7,953	$ 338						$ 3,162
Ownership interest after acquisition (as a percent)						100.00%
Revenue							5,387							822
Net income							469							32
Ownership interest previously held (as a percent)						20.00%
Gain on re-measurement of fair value of the equity method investment	995							995
Purchase price allocation
Cash						2,147									1
Accounts receivables						1,577
Prepaid expense and other current assets						289
Receivable and other current assets															21
Deferred tax assets						222									128
Prepaid income tax						277
Properties and equipment, net						139
Intangible assets:										3,219	2,043	1,419	21			707	38
Accrued expenses and other current liabilities						(702)
Deferred revenue						(2,137)
Deferred tax liabilities						(1,005)									(182)
Other current liabilities															(230)
Goodwill.						2,461									2,679
Re-measured fair value of previous 20% equity method investment						(1,679)
Total						8,291
Total															3,162
Amortization period		4 years 9 months 18 days								4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	3 years 6 months			3 years 9 months 18 days	3 years
Business combination, additional disclosure
Number of businesses acquired			2
Unaudited pro forma information
Pro forma net revenue				128,103	91,007
Pro forma net income				$ 36,419	$ 19,046

REVENUE AND SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
REVENUE AND SEGMENT INFORMATION
Number of operating segments	1
Components of net revenues
Net revenues	$ 159,693	$ 126,960	$ 85,765
Automotive navigation
Components of net revenues
Net revenues	92,122	85,853	63,410
Mobile/Internet location-based solutions
Components of net revenues
Net revenues	47,575	27,420	11,322
Public sector and enterprise applications
Components of net revenues
Net revenues	17,693	12,278	9,061
Other
Components of net revenues
Net revenues	$ 2,303	$ 1,409	$ 1,972

ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
Revenue recognized in excess of billings	$ 13,050	$ 5,466
Other trade receivables	32,935	30,807
Total	45,985	36,273
Movement of allowance for doubtful accounts
Balance at beginning of the year	823	419
Acquisition of a subsidiary		69
Exchange adjustment	19	31
Charge to expenses	1,033	304
Written off	(16)
Balance at end of the year	$ 1,859	$ 823

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to employees	$ 663	$ 446
VAT rebate receivable	2,009	839
Prepaid rental and rental deposits	1,557	1,238
Advance to suppliers	455	425
Inventory	28	264
Interest receivable	1,168	861
Other prepaid expenses	1,960	1,652
Total	$ 7,840	$ 5,725

EQUITY METHOD INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2011 95190	Jan. 31, 2010 95190	Dec. 31, 2012 95190	Dec. 31, 2011 95190	Dec. 31, 2010 95190	Jan. 01, 2009 95190	Dec. 31, 2012 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2011 Beijing GoldenTom Information Technology Co. Ltd.	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. AutoNavi Software	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. TomTom Global	Dec. 31, 2012 Ariadne's Thread Co. Ltd	Jan. 17, 2012 Ariadne's Thread Co. Ltd
EQUITY METHOD INVESTMENTS
Total	$ 4,164	$ 4,442				$ 3,791	$ 4,181			$ 12	$ 261			$ 361
Ownership interest acquired (as a percent)									22.00%			51.00%	49.00%		20.00%
Cash consideration									4,397						477
Ownership interest (as a percent)				24.21%	24.96%	24.21%
Share of the net loss of equity method investee	(778)	(653)	(238)			(410)	(425)	(202)		(249)	(247)			(119)
Amount of capital contributed	$ 294	$ 688										$ 510	$ 490

PROPERTIES AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	$ 68,328	$ 66,105
Less: Accumulated depreciation and amortization	(21,208)	(16,860)
Properties and equipment, net	47,120	49,245
Depreciation and amortization expenses	6,559	5,341	3,736
Buildings
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	31,238	30,921
Equipment and furniture
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	13,886	13,653
Aerial photogrammetry equipment
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	7,423	7,394
Office improvements
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	9,073	8,015
Vehicles
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	3,594	3,521
Software
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	$ 3,114	$ 2,601

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUIRED INTANGIBLE ASSETS, NET
Total intangible assets	$ 12,489	$ 12,826
Less: Accumulated amortization	(6,848)	(5,340)
Less: Accumulated impairment	(637)	(631)
Intangible assets, net	5,004	6,855
Additional disclosure
Amortization expense for acquired intangible assets	1,932	1,778	403
Expected amortization expense
2013	1,641
2014	1,538
2015	1,294
2016
Impairment loss for the intangible assets		19
Customer relationship
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	3,999	3,958
Less: Accumulated amortization	(2,878)	(2,201)
Less: Accumulated impairment	(114)	(113)
Operating licenses
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,004	1,458
Less: Accumulated amortization	(516)	(967)
Less: Accumulated impairment	(478)	(473)
Complete technology
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	2,938	2,908
Less: Accumulated amortization	(1,611)	(1,093)
Contract backlog
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	302	299
Less: Accumulated amortization	(302)	(299)
Non-compete agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	275	272
Less: Accumulated amortization	(250)	(198)
Less: Accumulated impairment	(9)	(9)
Content copyright
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	20	20
Less: Accumulated amortization	(20)	(20)
Partnership agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	3,384	3,349
Less: Accumulated amortization	(1,271)	(562)
Domain name
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	567	562
Less: Accumulated impairment	$ (36)	$ (36)

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount:
Beginning balance	$ 9,582,000	$ 4,038,000
Goodwill arising from acquisitions		5,140,000
Exchange differences	98,000	404,000
Ending balance	9,680,000	9,582,000	4,038,000
Accumulated goodwill impairment loss:
Beginning balance	(835,000)	(796,000)
Exchange differences	(8,000)	(39,000)
Ending balance	(843,000)	(835,000)	(796,000)
Goodwill	8,837,000	8,747,000
Period of financial forecasts for cash flow projections	5 years
Impairment charges	0	0	0
PDAger
Gross amount:
Goodwill arising from acquisitions		2,461,000
Etag
Gross amount:
Goodwill arising from acquisitions		$ 2,679,000

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payable	$ 11,974	$ 9,723
VAT, business tax and other tax payable	6,248	5,151
Accrued flight rental costs	1,021	1,560
Deferred income from government subsidies	1,531	2,742
Payables for purchase of equipment	379	375
Accrued professional service fee	1,798	2,000
Accrued outsourced data processing and other direct costs	3,426	1,801
Other accrued expenses	3,236	2,719
Total	$ 29,613	$ 26,071

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Period for exemption from income tax	2 years
Reduction in tax rate (as a percent)	50.00%
Period for reduction in tax rate	3 years
Applicable tax rate for HNTE (as a percent)	15.00%
Valid status period for HNTE	3 years
Renewable status period for HNTE	3 years
Increase in deferred tax liability balance if qualifying entities failed to obtain renewals of the HNTE	$ 324,000
Income tax expenses:
Current	7,998,000	5,972,000	4,222,000
Deferred tax	(784,000)	(886,000)	(181,000)
Total	7,214,000	5,086,000	4,041,000
Current deferred tax assets
Accrued expense	1,540,000	1,214,000
Allowance for doubtful accounts	298,000	141,000
Current deferred tax assets	1,838,000	1,355,000
Non-current deferred tax assets
Net operating loss carry forwards	256,000	845,000
Less: valuation allowance	(106,000)	(621,000)
Non-current deferred tax assets, net	150,000	224,000
Deferred tax assets
Deferred tax assets, net	1,988,000	1,579,000
Non-current deferred tax liabilities
Acquired intangible assets, net	966,000	1,345,000
Deferred tax liabilities	966,000	1,345,000
Provision made for the Chinese dividend withholding taxes	$ 0
ADF Navigation
INCOME TAXES
Preferential tax rate (as a percent)	12.50%	12.50%	12.50%
AutoNavi Software
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	10.00%
MapABC Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Xingtiandi Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
AutoNavi Xiamen
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PDAger
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PRC subsidiaries and VIEs
INCOME TAXES
Income tax rate (as a percent)	25.00%
AutoNavi Technology
INCOME TAXES
Preferential tax rate (as a percent)	7.50%	7.50%	7.50%

INCOME TAXES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Statutory tax rate in PRC (as a percent)	25.00%	25.00%	25.00%
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	$ 7,214	$ 5,086	$ 4,041
Net income per ordinary share-basic (in dollars per share)	$ 0.19	$ 0.19	$ 0.11
Net income per ordinary share-diluted (in dollars per share)	$ 0.18	$ 0.18	$ 0.1
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward from XuanCai	106	621
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
Net income before provision for income taxes	46,176	44,116	24,473
Income tax at statutory tax rate	11,544	11,029	6,118
Non-deductible expenses	823	643	676
Super deductions of R&D expenses	(1,139)	(1,323)	(1,058)
Change in valuation allowance	(11)	621
Effect of the different income tax rates in other jurisdictions	2,583	563	1,529
Effect of tax holiday and preferential tax rates	(6,586)	(6,447)	(3,224)
Income tax expenses	7,214	5,086	4,041
Effective tax rate (as a percent)	15.62%	11.53%	16.51%
Additional disclosures
Withholding tax rate (as a percent)	10.00%
XuanCai
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward from XuanCai		508
No Tax Holidays In Effect
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	13,800	11,533	7,265
Net income per ordinary share-basic (in dollars per share)	$ 0.16	$ 0.16	$ 0.09
Net income per ordinary share-diluted (in dollars per share)	$ 0.15	$ 0.15	$ 0.09
PRC subsidiaries
INCOME TAXES
Net operating loss carry-forwards	1,245
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	127,547
PRC Variable Interest Entities
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	93,098
AutoNavi Asia
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	$ 0	$ 0	$ 0

FORWARD CONTRACT (Details)	12 Months Ended			1 Months Ended		12 Months Ended		24 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2010 Forward Contract USD ($)	Aug. 31, 2010 Forward Contract JPY (¥)	Dec. 31, 2011 Forward Contract USD ($)	Dec. 31, 2010 Forward Contract USD ($)	Dec. 31, 2011 Forward Contract USD ($)
Forward contract
Amount deposited into bank					¥ 3,389,200,000
Amount deposited into bank				40,000,000
Term of fixed interest rate deposit				1 year	1 year
Expiration period of forward contract				1 year	1 year
Gain or loss from the change in fair value of forward contract		2,465,000	(2,465,000)			2,465,000	(2,465,000)	0
Foreign exchange gains/ (loss)	454,000	(1,579,000)	1,504,000			(2,078,000)	1,504,000	(574,000)
Interest income	$ 6,456,000	$ 5,226,000	$ 1,991,000			$ 1,209,000	$ 712,000	$ 1,921,000

ORDINARY SHARES (Details) (USD $)	2 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 28, 2010	Dec. 31, 2012	Dec. 28, 2010 ADS	Jul. 31, 2010 Performance based nonvested shares	Dec. 31, 2011 Performance based nonvested shares	Dec. 31, 2012 2012 ADS Repurchase Plan	Feb. 27, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Minimum	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Maximum	Jul. 02, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Dec. 31, 2010 Ordinary shares Options and other awards	Nov. 30, 2010 Ordinary shares Options and other awards	Dec. 31, 2012 Ordinary shares Options and other awards	Dec. 31, 2011 Ordinary shares Options and other awards	Dec. 31, 2010 Ordinary shares Options and other awards
ORDINARY SHARES
Number of shares issued											35,175,000
Net proceeds upon completion of IPO											$ 98,051,000
Conversion of preferred shares to ordinary shares upon completion of IPO											40,000,000
Number of awards vested (in shares)				800,000
Shares held by depositary bank reserved for future issuance	7,529,580		1,882,395												7,529,580	7,529,580
Number of shares delivered to the employees upon exercise of their share options and vesting of restricted shares												6,265,945	3,165,716	359,684			6,265,945	3,165,716	359,684
Shares issued excluded from outstanding shares					150,000										7,169,896		1,263,635	4,363,864	7,169,896
Share repurchase program, authorized amount							50,000,000
Period for repurchase							12 months
Number of shares repurchased						0		2,536,647				10,146,588
Total consideration for stock repurchased		$ 29,164,000						$ 29,200,000
Share repurchase program, price per share ( in dollars per share)									$ 10.03	$ 12.57

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Oct. 13, 2006 Series A Convertible Redeemable Preferred Shares	Dec. 31, 2012 Series A Convertible Redeemable Preferred Shares item	Jun. 30, 2010 Series A Convertible Redeemable Preferred Shares	Jul. 02, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares Maximum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares issued		40,000,000			35,175,000
Par value (in dollars per share)		$ 0.0001
Gross proceeds	$ 98,051,000	$ 40,000
Net proceeds		39,326
Number of shares outstanding				40,000,000
Conversion of preferred shares to ordinary shares upon completion of IPO					40,000,000
Liquidation preference, base before accrued or declared unpaid dividends			40,000
Liquidation preference						29,000,000
Number of annual installments for redemption			3
Condition for automatic conversion: Percentage of outstanding shares held by holder giving written consent			66.67%
Condition for automatic conversion: Proceeds from issuance of ordinary shares			$ 50,000,000
Conversion ratio			1

NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2010 ADS	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Dec. 31, 2010 Series A preferred shares
Basic-
Net income attributable to AutoNavi Holdings Limited shareholders		$ 36,508	$ 36,535	$ 19,135
Less: Net income attributable to AutoNavi Holdings Limited preferred shareholders				2,282
Net income attributable to AutoNavi Holdings Limited ordinary shareholders		36,508	36,535	16,853
Diluted-
Net income attributable to AutoNavi Holdings Limited ordinary shareholders		$ 36,508	$ 36,535	$ 19,135
Basic
Weighted average number of shares outstanding used in computing net income per share		190,853,540	190,132,407	149,684,032		0	190,132,407	149,684,032	20,273,973
Net income per Series A preferred share, basic (in dollars per share)									$ 0.11
Diluted
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share		201,168,386	201,230,735	182,696,079
Net income per ordinary share attributable to AutoNavi Holdings Limited shareholders
Basic (in dollars per share)		$ 0.19	$ 0.19	$ 0.11
Diluted (in dollars per share)		$ 0.18	$ 0.18	$ 0.1
Additional disclosure
Shares reserved for future issuance	7,529,580				1,882,395
Number of shares delivered to the employees upon exercise of their share options and vesting of restricted shares						6,265,945	3,165,716	359,684
Shares issued excluded from outstanding shares						1,263,635	4,363,864	7,169,896
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net income per share (in shares)		641,968	670,000
Number of shares repurchased						10,146,588
Effect of securities
Series A convertible redeemable preferred shares (as-if-converted method)									20,273,973
Share options (treasury stock method) (in shares)		8,073,362	10,874,647	12,165,959
Nonvested shares (treasury stock method)		2,241,484	223,681	572,115
Total (in shares)		10,314,846	11,098,328	33,012,047

FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENT
Financial assets measured at fair value on recurring basis	$ 0	$ 0
Financial liabilities measured at fair value on recurring basis	0	0
Impairment loss for the equity method investments	0	0	0
Impairment loss for the intangible assets		$ 19,000

SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 02, 2012 2007 Share Incentive Plan and Share Incentive Plan	Dec. 16, 2011 2007 Share Incentive Plan	Jun. 03, 2010 2007 Share Incentive Plan	Dec. 14, 2009 2007 Share Incentive Plan	Dec. 31, 2011 2007 Share Incentive Plan	Jul. 15, 2007 2007 Share Incentive Plan	Dec. 31, 2011 150,000 Options modified	Sep. 02, 2012 4,124,200 nonvested shares modified 2012 Share Incentive Plan	Apr. 30, 2010 Stock options	Dec. 31, 2009 Stock options	Apr. 30, 2009 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options item	Apr. 30, 2010 Stock options Maximum	Dec. 31, 2010 Stock options Maximum	Apr. 30, 2010 Stock options Minimum	Dec. 31, 2010 Stock options Minimum	Apr. 30, 2010 Stock options Vesting schedule, one	Dec. 24, 2009 Stock options Vesting schedule, one	Apr. 30, 2010 Stock options Vesting schedule, two	Mar. 31, 2010 Stock options Vesting schedule, two item	Dec. 24, 2009 Stock options Vesting schedule, two	Mar. 31, 2010 Stock options Vesting schedule, two 1,252,000 Options modified	Mar. 31, 2010 Stock options Vesting schedule, two 3,670,000 Options modified	Mar. 31, 2010 Stock options Vesting schedule, two 4,179,000 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 2,598,800 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 2,565,000 Options modified item	Mar. 31, 2010 Stock options Vesting schedule, two 472,000 Options modified item	Dec. 31, 2012 Stock options Vesting schedule, two 150,000 Options modified item	Jul. 31, 2010 Performance based nonvested shares	May 31, 2008 Performance based nonvested shares item	Mar. 31, 2010 Non-performance based nonvested shares	Dec. 31, 2012 Non-performance based nonvested shares	Dec. 31, 2011 Non-performance based nonvested shares	Dec. 31, 2010 Non-performance based nonvested shares	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan item	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan Maximum	Sep. 02, 2012 Non-performance based nonvested shares 2007 Share Incentive Plan Minimum	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees item	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees Maximum	Mar. 31, 2010 Non-performance based nonvested shares granted to three employees Minimum	Dec. 31, 2012 Non-performance based restricted shares Maximum	Dec. 31, 2012 Non-performance based restricted shares Minimum
SHARE-BASED COMPENSATION
Authorized number of shares under share based compensation plan	15,846,569				41,987,000	14,400,000
Additional authorized shares		10,000,000	5,935,000	11,652,000
Options granted (in shares)									1,044,000	7,482,000	7,732,000	0	0
Exercise price (in dollars per share)										$ 0.5	$ 0.3
Vesting rights percentage for awards that will vest immediately on the date of grant																			100.00%	100.00%	25.00%
Vesting rights percentage for awards that will vest on first anniversary from the date of grant																						25.00%	25.00%
Vesting rights percentage for awards that will vest on each of the quarterly anniversaries from the first vesting date																						6.25%	6.25%
Vesting rights percentage for awards that will vest on each of the quarterly anniversaries from the date of grant																					4.69%
Number of awards under modification (in shares)								4,124,200														14,736,800				4,179,000	2,598,800	2,565,000	472,000
Nonvested shares that were not included in outstanding shares until the registration of the shares was completed							150,000
Number of employees affected by modification																						233								1							78
Total incremental share-based compensation																								$ 518
Number of share awards vested immediately																									3,670,000								1,252,000							2,799,000
Number of nonvested shares cancelled																																					7,228,875
Vesting term of original awards																																						4 years	2 years
Percentage of modified award that vests immediately on the modification date																										50.00%	25.00%	50.00%	25.00%
Percentage of modified award that vests on each of the quarterly sequential anniversaries from the modification date																										4.11%	6.17%	3.35%	5.02%
Number of sequential specified anniversaries from the modification date																										12	12	14	14
Vesting rights percentage for awards that will vest as of April 15, 2013																										0.68%	0.96%
Vesting rights percentage for awards that will vest as of December 24, 2013																												3.10%	4.72%
Number of awards canceled (in shares)																								1,252,000						150,000
Exercise price (in dollars per share)																	$ 0.5
Exercise price (in dollars per share)															$ 1
Expiration period from grant date												7 years
Expiration period after the grantee's termination of employment as an employee												3 months
Expiration period after the date of the grantee's termination of employment or service on account of disability or death												1 year
Number of options
Outstanding at the beginning of the period (in shares)												11,057,407
Forfeited/cancelled (in shares)												(204,076)
Exercised (in shares)												(2,667,792)
Outstanding at the end of the period (in shares)												8,185,539	11,057,407
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)												$ 0.41
Forfeited/cancelled (in dollars per share)												$ 0.43
Exercised (in dollars per share)												$ 0.41
Outstanding at the end of the period (in dollars per share)												$ 0.41	$ 0.41
Outstanding
Number outstanding (in shares)												8,185,539	11,057,407
Weighted average remaining contractual life												3 years 7 months 10 days
Weighted average exercise price per option (in dollars per share)												$ 0.41	$ 0.41
Aggregate intrinsic value (in dollars)												19,870
Exercisable
Number outstanding (in shares)												7,221,872
Weighted average remaining contractual life												3 years 6 months 29 days
Weighted average exercise price per option (in dollars per share)												$ 0.39
Aggregate intrinsic value (in dollars)												17,627
Vested and expected to vest
Number outstanding (in shares)												8,156,629
Weighted average remaining contractual life												3 years 7 months 10 days
Weighted average exercise price per option (in dollars per share)												$ 0.41
Aggregate intrinsic value (in dollars)												19,803
Stock options, additional disclosure
Total intrinsic value of options exercised (in dollars)												7,163	9,558	1,314
Weighted-average grant date fair value of options granted (in dollars per share)														$ 1.85
Assumptions used for grants in the period
Risk-free interest rate (as a percent)														3.42%
Minimum volatility (as a percent)																		40.20%
Maximum volatility (as a percent)																50.70%
Dividend yield (as a percent)														0.00%
Exercise multiple														2
Fair value of underlying ordinary shares (in dollars per share)																$ 2.5		$ 1.97
Share-based compensation expenses
Share-based compensation costs												356	753	4,333																	328			12,180	4,608	1,796
Total unrecognized compensation expense related to unvested share options granted												129																												374
Unrecognized compensation expense expected to be recognized over a weighted-average period												1 year 2 months 12 days																						1 year 8 months 12 days
Total unrecognized compensation expense																																		11,734
Nonvested shares
Number of employees to whom awards are granted																																4								3
Vesting period																																									3 years	2 years	4 years	0 years
Number of nonvested shares
Outstanding at the beginning of the period (in shares)																																		3,084,787
Granted (in shares)																																800,000		6,780,000	3,233,787	1,392,000
Vested (in shares)																															(800,000)			(1,424,020)
Forfeited (in shares)																																		(406,303)
Outstanding at the end of the period (in shares)																																		8,034,464	3,084,787
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)																																		$ 3.94
Granted (in dollars per share)																																$ 0.41		$ 2.77
Vested (in dollars per share)																																		$ 3.58
Forfeited (in dollars per share)																																		$ 3.6
Outstanding at the end of the period (in dollars per share)																																		$ 3.04	$ 3.94
Nonvested shares, additional disclosure
Total fair value of vested awards																																		$ 4,144	$ 506	$ 7,980

PRC CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC CONTRIBUTION PLAN
Total contribution for employee benefits	$ 11,626	$ 8,405	$ 5,429

STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of after-tax profits required to be transferred to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to statutory reserve	$ 2,310	$ 3,041	$ 2,610
Aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets, not available for distribution	$ 45,489	$ 43,049

COMMITMENTS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) sqm	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
COMMITMENTS
Rental expense under operating leases	$ 2,821,000		$ 2,088,000	$ 1,179,000
Future minimum lease payments under such non-cancelable leases
Year 2013	1,729,000
Year 2014	1,286,000
Year 2015	611,000
Year 2016	219,000
Year 2017 and thereafter	0
Total future minimum lease payments	3,845,000
Capital commitments
Aggregate gross floor area in the Industrial Park of National Geographic Information Technology in Beijing's Shunyi District in the under-construction premises	27,000	27,000
Aggregate consideration for acquiring the new premises	43,300,000	270,000,000
Cash consideration recorded in prepayment for acquisition of property	8,677,000	54,100,000
Estimated future payment for acquisition of property by 2014	$ 34,600,000	215,900,000

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Hunan Phoenix Ancient City Cultural Tourism Investment Co., Ltd.	Dec. 31, 2012 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2011 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2012 Others	Dec. 31, 2011 Others	Dec. 31, 2010 Beijing GaoDeTaiXin Technology Co., Ltd
RELATED PARTY TRANSACTIONS
Non-trading receivables	$ 3	$ 221	$ 159		$ 59	$ 3	$ 3
Trading receivable	4,749	1,056		4,749	1,056
Total	4,752	1,277
Research and development expenses								489
Revenue shared with a related party				3,432	249
Deferred revenue				$ 2,081	$ 645

SUBSEQUENT EVENT (Details) (Subsequent event, AutoNavi Software, Taxation, USD $)	1 Months Ended
Mar. 31, 2013
Subsequent event | AutoNavi Software | Taxation
Subsequent event
Preferential income tax rate to which the entity is entitled upon being qualified as a key software company	10.00%
Decrease of income tax expense resulting from preferential tax rate	$ 1,500,000